Form N-1A Cover	Jun. 30, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 29, 2025
Prospectus Date	Jun. 30, 2025